SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail)	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Studio City Notes [Member] USD ($)	Nov. 26, 2012 Studio City Notes [Member]	Dec. 31, 2013 RMB Bonds [Member] CNY	May 09, 2011 RMB Bonds [Member]	Dec. 31, 2013 2010 Senior Notes [Member] USD ($)	May 17, 2010 2010 Senior Notes [Member] USD ($)	Dec. 31, 2013 2013 Senior Notes [Member] USD ($)	Feb. 07, 2013 2013 Senior Notes [Member]
Schedule Of Significant Accounting Policies [Line Items]
Debt instrument, face amount				$ 825,000,000		2,300,000,000		$ 600,000,000	$ 600,000,000	$ 1,000,000,000
Interest rate per annum				8.50%	8.50%	3.75%	3.75%	10.25%	10.25%	5.00%	5.00%
Maturity date				2020		2013		2018		2021
Interest expenses incurred	183,647,000	120,021,000	116,963,000
Interest expenses capitalized	30,987,000	10,410,000	3,157,000
Amortization of deferred financing costs	18,159,000	13,272,000	14,203,000
Amortization of deferred financing costs, capitalized	0	0	0
Gaming taxes	2,479,958,000	2,024,697,000	1,948,652,000
Total advertising costs	$ 37,481,000	$ 37,096,000	$ 31,556,000
Percentage of tax benefit greater than likelihood	50.00%
Share options and restricted shares excluded from the computation of diluted net income	0	1,901,136	5,547,036